Average Annual Total Returns - Democratic Large Cap Core ETF		12 Months Ended	50 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes), Democratic Large Cap Core ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	16.57%
Democratic Large Cap Core Index (reflects no deduction for fees, expenses, or taxes), Democratic Large Cap Core ETF
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.76%	15.26%
Democratic Large Cap Core ETF Shares, Democratic Large Cap Core ETF
Prospectus [Line Items]
Average Annual Return, Percent		23.44%	16.27%
Democratic Large Cap Core ETF Shares, Democratic Large Cap Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.28%	15.84%
Democratic Large Cap Core ETF Shares, Democratic Large Cap Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.99%	12.87%

[1]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Democratic Large Cap Core Index to the S&P 500® Index. Prior to November 12, 2025, the Fund’s investment objective was to seek to track the total return performance, before fees and expenses, of the Democratic Large Cap Core Index.